Lessee Accounting (Future Minimum Lease Payments) (Detail) ¥ in Millions	Dec. 31, 2021 JPY (¥)
Leases [Abstract]
2022	¥ 32,941
2023	22,512
2024	15,226
2025	10,816
2026	7,832
Thereafter	11,192
Total future minimum lease payments	100,519
Less Imputed Interest	(4,189)
Operating leases	¥ 96,330